Deposits (Scheduled Maturities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Scheduled maturities of time deposits
2020	$ 1,848,026
2021	111,775
2022	38,415
2023	13,112
2024	944
Thereafter	28
Total time, certificates of deposit	2,012,300	$ 1,973,468
Time Deposits 250,000 or exceed	929,860	$ 869,000
Scheduled maturities of time deposits in amounts of $100,000 or more
Due within 3 months or less	536,400
Due after 3 months and within 6 months	351,059
Due after 6 months and within 12 months	465,735
Due after 12 months	109,842
Total	$ 1,463,036